Partners' Equity:	12 Months Ended
Dec. 31, 2016
Partners' Equity
Partners' Equity:
9. Partners' Equity:
Common Units Offering: On June 18, 2014, the Partnership completed a public follow-on offering of 5,520,000 common units, including the full exercise of the underwriters' over-allotment option to purchase up to 720,000 common units. The net proceeds from the offering amounted to $120.5 million and were used to fund the acquisition of the Arctic Aurora (Note 3(c)). Simultaneously with the closing of this offering, the Partnership issued 5,526 General Partner units to the Sponsor to allow it to maintain its 0.1% general partner interest for which the Partnership received $126. No other common unit offerings occurred since then.
Preferred Units Offering: On July 20, 2015, the Partnership concluded an underwritten public offering of the 3,000,000 9% Series A Preferred Units, representing limited partner interests in the Partnership, at a liquidation preference of $25.00 per unit. The Partnership received from this offering $72.3 million, net of underwriting discount of $2.4 million and offering expenses incurred of $0.3 million and used those proceeds to finance the Lena River acquisition (Note 3(c)).

As of December 31, 2016 and 2015, the Partnership had 20,505,000 common units, 14,985,000 subordinated units, 3,000,000 Series A Preferred Units and 35,526 general partner units issued and outstanding.
Common, Subordinated and General Partner unit distribution provisions:
The partnership agreement provides for minimum quarterly distributions of a specified dollar amount to the extent there is sufficient cash from operations after establishment of cash reserves and payment of fees and expenses, including payments to the General Partner.
In general, during the subordination period, the Partnership pays quarterly cash distributions in the following manner:

•      first, 99.9% to the holders of common units and 0.1% to the General Partner, until each common unit has received a minimum quarterly distribution of a specified dollar amount plus any arrearages from prior quarters;
•      second, 99.9% to the holders of subordinated units and 0.1% to the General Partner, until each subordinated unit has received a minimum quarterly distribution of a specified dollar amount; and

•      third, 99.9% to all unitholders, pro rata, and 0.1% to the General Partner, until each unit has received an aggregate distribution of a specified dollar amount.

After the subordination period, the Partnership will pay distributions in the following manner:

•     first, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until there has been distributed in respect of each common unit an amount equal to the minimum quarterly distribution of a specified dollar amount; and

•      second, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until each unit has received an aggregate distribution of a specified dollar amount.

The percentage allocations of available cash from operating surplus among the common and subordinated unitholders, the General Partner and the holders of the incentive distribution rights up to the various target distribution levels is illustrated below:

	Total Quarterly Distribution Target Amount	Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$0.365	99.9%	0.1%	0.0%
First Target Distribution	up to $0.420	99.9%	0.1%	0.0%
Second Target Distribution	above $0.420 up to $0.456	85.0%	0.1%	14.9%
Third Target Distribution	Above $0.456 up to $0.548	75.0%	0.1%	24.9%
Thereafter	above $0.548	50.0%	0.1%	49.9%

Under the partnership agreement, the holder of the incentive distribution rights in the Partnership, which is currently the General Partner, assuming that there are no cumulative arrearages on common unit distributions, has the right to receive an increasing percentage of cash distributions after the first target distribution.

Preferred Units distribution and redemption provisions:

Distributions on the Series A Preferred Units are cumulative from the date of original issue and are payable quarterly on February 12, May 12, August 12 and November 12, of each year, subject to the discretion of the Partnership's Board of Directors. Distributions are payable out of amounts legally available at a distribution rate of 9.00% per annum of the stated liquidation preference.

Any time on or after August 12, 2020, the Series A Preferred Units may be redeemed, in whole or in part, at the issuer's option, out of amounts legally available thereof, at a redemption price of $25.00 per unit plus an amount equal to all accumulated and unpaid distributions thereon to the date of redemption.

The Series A Preferred Units represent perpetual equity interests in the Partnership, unlike the Partnership's indebtedness, do not give rise to a claim for payment of a principal amount at a particular date. The Series A Preferred Units rank senior to the Partnership's common units and to each other class or series of limited partner interests or other equity established after the original issue date of the Series A Preferred Units that is not expressly made senior to or on a parity with the Series A Preferred Units as to payment of distributions. The Series A Preferred Units rank junior to all of the Partnership's indebtedness.

Common, subordinated and preferred unit distributions:

On January 14, 2015, the Board of Directors declared a cash distribution in respect of the fourth quarter of 2014 of $0.4225 per common and subordinated unit, or $15.0 million, which was paid on February 12, 2015, to all unitholders of record as of February 5, 2015.

On April 16, 2015, the Board of Directors approved a quarterly cash distribution, in respect of the quarter ended March 31, 2015, of $0.4225 per common and subordinated unit, or $15.0 million, which was paid on May 12, 2015, to all unitholders of record as of May 5, 2015.

On July 22, 2015, the Board of Directors approved a quarterly cash distribution, for the quarter ended June 30, 2015, of $0.4225 per common and subordinated unit, or $15.0 million, which was paid on August 13, 2015, to all unitholders of record as of August 6, 2015.

On October 21, 2015, the Board of Directors approved a quarterly cash distribution, for the quarter ended September 30, 2015 of $0.4225 per common and subordinated unit, or $15.0 million which was paid on November 12, 2015, to all unitholders of record as of November 5, 2015.

On October 21, 2015, the Partnership's Board of Directors further approved the first prorated cash distribution on the Series A Preferred units, for the period from July 20, 2015 to November 11, 2015, which was paid on November 12, 2015, to all preferred unitholders of record as of November 5, 2015.

On January 19, 2016, the Partnership's Board of Directors approved a quarterly cash distribution in respect of the fourth quarter of 2015 of $0.4225 per common and subordinated unit, or $15.0 million which, on February 12, 2016, was paid to all unitholders of record as of February 5, 2016.

At the same date, the Board of Directors further declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from November 12, 2015 to February 11, 2016. The cash distribution was paid on February 12, 2016, to all Series A preferred unitholders of record as of February 5, 2016.

On April 19, 2016, the Board of Directors approved a quarterly cash distribution, in respect of the first quarter of 2016 of $0.4225 per common and subordinated unit, or $15.0 million which, on May 12, 2016, was paid to all unitholders of record as of May 5, 2016.

At the same date, the Board of Directors further declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from February 12, 2016 to May 11, 2016. The cash distribution was paid on May 12, 2016, to all Series A preferred unitholders of record as of May 5, 2016.

On July 1, 2016, the Board of Directors approved a quarterly cash distribution, for the second quarter of 2016 of $0.4225 per common and subordinated unit, or $15.0 million which, on July 19, 2016, was paid to all unitholders of record as of July 12, 2016.

On July 22, 2016, the Partnership's Board of Directors further declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from May 12, 2016 to August 11, 2016. The cash distribution was paid on August 12, 2016 to all Series A preferred unitholders of record as of August 5, 2016.

On October 1, 2016, the Board of Directors approved a quarterly cash distribution, for the third quarter of 2016 of $0.4225 per common and subordinated unit, or $15.0 million which, on October 18, 2016, was paid to all unitholders of record as of October 11, 2016.

On October 20, 2016, the Partnership's Board of Directors further declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from August 12, 2016 to November 11, 2016. The cash distribution will be paid on or about November 12, 2016, to all Series A preferred unitholders of record as of November 5, 2016.

General Partner and Sponsor Distributions:

On June 23, 2014 and September 25, 2014, upon acquisition from the Partnership's Sponsor of the Arctic Aurora and the Yenisei River (Note 3(c)), the purchase price in excess of the vessels' book value at the date of each transaction, aggregating to $88.1 million, was considered a preferential deemed dividend to the Sponsor and was allocated to Partner's equity in accordance with the number of units held by the Sponsor.
During the years ended December 31, 2016, 2015 and 2014, the Partnership paid to its General Partner and holder of the incentive distribution rights in the Partnership an amount of $127, $130 and $44, respectively.